Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 02, 2021	Jan. 31, 2021
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Cash equivalents	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Effective tax rate					0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%
Class A Common stock
Common stock subject to possible redemption, outstanding	15,000,000		15,000,000		15,000,000
Aggregate purchase of stock			11,000,000		11,000,000
Class A Common stock | Initial public offering.
Common stock subject to possible redemption, outstanding	15,000,000		15,000,000		15,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, outstanding	15,000,000		15,000,000		15,000,000